Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED AUGUST 6, 2021

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2021, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2021 (the “SAI”):

Effective August 31, 2021, William C. Smith is appointed co-portfolio manager of Sterling Capital Mid Value Fund, Andrew T. DiZio is appointed co-portfolio manager of Sterling Capital Stratton Mid Cap Value Fund, Shawn M. Gallagher is appointed as co-portfolio manager of Sterling Capital Stratton Real Estate Fund and Lee D. Houser and James L. Curtis are appointed as co-portfolio managers of Sterling Capital SMID Opportunities Fund.

Accordingly, effective August 31, 2021, the following disclosure is hereby added to the section of the SAI entitled “Portfolio Managers—Number of Other Accounts Managed and Assets by Account Type,” and includes information as of July 31, 2021*:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
James L. Curtis	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: N/A

As of July 31, 2021, the following portfolio managers managed the following accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
James L. Curtis	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: N/A

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

Effective August 31, 2021, the following disclosure is hereby added to the section of the SAI entitled “Securities Ownership” and includes information as of July 31, 2021:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Lee D. Houser	SMID Opportunities Fund: None
James L. Curtis	SMID Opportunities Fund: None

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-0821